CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS
Cash and cash equivalents	$ 1,037,292	$ 453,384
Accounts receivable, net	38,730	25,578
Inventories	23,417	23,881
Prepaid expenses	2,093	1,902
Due from related parties	$ 46,750	$ 52,572
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Other current assets	$ 171,137	$ 113,650
Total current assets	1,319,419	670,967
NON-CURRENT ASSETS
Fixed assets at cost, net of accumulated depreciation of $1,622,344 (2024: $1,458,978)	3,269,703	3,290,309
Advances for vessels under construction and vessel acquisition	428,147	265,838
Deferred charges, net	54,356	58,759
Other non-current assets	42,305	57,781
Total non-current assets	3,794,511	3,672,687
Total assets	5,113,930	4,343,654
CURRENT LIABILITIES
Accounts payable	17,274	29,039
Accrued liabilities	28,772	23,644
Current portion of long-term debt, net	283,015	35,220
Unearned revenue	36,625	49,665
Other current liabilities	35,990	31,386
Total current liabilities	401,676	168,954
LONG-TERM LIABILITIES
Long-term debt, net	872,076	699,563
Unearned revenue, net of current portion	2,618	22,901
Other long-term liabilities	41,983	27,436
Total long-term liabilities	916,677	749,900
Total liabilities	1,318,353	918,854
Commitments and Contingencies
STOCKHOLDERS' EQUITY
Preferred stock (par value $0.01, 100,000,000 preferred shares authorized and not issued as of December 31, 2025 and December 31, 2024)
Common stock (par value $0.01, 750,000,000 common shares authorized as of December 31, 2025 and December 31, 2024. 25,790,190 and 25,585,985 shares issued; and 18,264,294 and 18,987,616 shares outstanding as of December 31, 2025 and December 31, 2024, respectively)	183	190
Additional paid-in capital	591,584	650,864
Accumulated other comprehensive loss	(71,412)	(70,430)
Retained earnings	3,275,222	2,844,176
Total stockholders' equity	3,795,577	3,424,800
Total liabilities and stockholders' equity	$ 5,113,930	$ 4,343,654